Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRSTSERVICE CORP
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	30,070,104
Amendment Flag	false
Entity Central Index Key	0000913353
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY